ADDITIONAL INFORMATION - RECONCILIATION OF US GAAP TO IFRS (Tables)	6 Months Ended
Jun. 30, 2016
ADDITIONAL INFORMATION - RECONCILIATION OF US GAAP TO IFRS [Abstract]
Schedule of Condensed Interim Consolidated Balance Sheet in Accordance with IFRS

	As of June 30, 2016
	US GAAP	Adjustments	IFRS
ASSETS
Current assets	$609,600	$--	$609,600
Property and equipment, net	625,163	--	625,163
Long term assets	58,254	(7,072)	51,182
Total assets	$1,293,017	$(7,072)	$1,285,945
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	$243,191	$(137)	$243,054
Long-term liabilities	491,057	(1,270)	489,787
Total liabilities	734,248	(1,407)	732,841
TOTAL EQUITY	558,769	(5,665)	553,104
Total liabilities and shareholders' equity	$1,293,017	$(7,072)	$1,285,945

Schedule of Condensed Interim Consolidated Statement of Operations in Accordance with IFRS

	Six months ended June 30, 2016
	US GAAP	Adjustments	IFRS
OPERATING PROFIT	$70,992	$(257)	$70,735
Interest expenses, net	(6,355)	--	(6,355)
Other financing expense, net	(11,497)	160	(11,337)
Gain from acquisition, net	51,298	--	51,298
Other income , net	4,362	--	4,362
Profit before income tax	108,800	(97)	108,703
Income tax expense	(3,905)	--	(3,905)
NET PROFIT	104,895	(97)	104,798
Net income attributable to non controlling interest	(465)	--	(465)
NET PROFIT ATTRIBUTABLE TO THE COMPANY	$104,430	$(97)	$104,333

Schedule of Reconciliation of Net Profit (Loss) from US GAAP to IFRS

	Six months ended June 30,
	2016	2015	2014
Net profit (loss) in accordance with US GAAP	$104,430	$(65,277)	$23,075
Financial Instruments	160	65,310	(2,345)
Pension plans	(265)	(600)	(757)
Termination Benefits	8	(170)	(6)
Net profit (loss) in accordance with IFRS	$104,333	$(737)	$19,967

Schedule of Reconciliation of Shareholders' Equity from US GAAP to IFRS
	As of June 30,	As of December 31,
	2016	2015
Shareholders’ equity in accordance with US GAAP	$558,769	$385,586
Financial Instruments	(220)	(380)
Termination Benefits	1,555	1,502
Goodwill	(7,000)	(7,000)
Shareholders’ equity in accordance with IFRS	$553,104	$379,708

Schedule of Reconciliation of Goodwill from US GAAP to IFRS
	As of June 30,	As of December 31,
	2016	2015
Goodwill in accordance with US GAAP	$7,000	$7,000
Goodwill	(7,000)	(7,000)
Goodwill in accordance with IFRS	$--	$--

Schedule of Reconciliation of Other Long-Term Assets from US GAAP to IFRS

	As of June 30,	As of December 31,
	2016	2015
Other long term assets in accordance with US GAAP	$4,586	$5,903
Financial Instruments	(72)	(450)
Other long term assets in accordance with IFRS	$4,514	$5,453

Schedule of Reconciliation of Short Term Bank Debt and Current Maturities of Loans and Debentures from US GAAP to IFRS

	As of June 30,	As of December 31,
	2016	2015
Short term debt and current maturities of loans and debentures in accordance with US GAAP	$38,174	$33,259
Financial Instruments	(137)	(70)
Short term debt and current maturities of loans and debentures in accordance with IFRS	$38,037	$33,189

Schedule of Reconciliation of Long Term Debentures from US GAAP to IFRS

	As of June 30,	As of December 31,
	2016	2015
Long term debentures in accordance with US GAAP	$160,321	$45,481
Financial Instruments	285	--
Long term debentures in accordance with IFRS	$160,606	$45,481

Schedule of Reconciliation of Long Term Employee Related Liabilities from US GAAP to IFRS
	As of June 30,	As of December 31,
	2016	2015
Long term employee related liabilities in accordance with US GAAP	$14,029	$14,189
Termination Benefits	(1,555)	(1,502)
Long term employee related liabilities in accordance with IFRS	$12,474	$12,687